Dividends Per Share	6 Months Ended
Sep. 30, 2023
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Dividends Per Share
16	DIVIDENDS PER SHARE
The dividends recognized by the Company for the six months ended September 30, 2023 and 2022 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)
Dividends on common stock for the six months ended September 30,
2023	¥125	¥168,078
2022	¥105	¥143,936
On November
14
, 2023, the board of directors approved a dividend of ¥135 per share of common stock totaling ¥180,100 million in respect of the six months ended September 30, 2023. The consolidated financial statements for the six months ended September 30, 2023 do not include this dividend payable.